Revenue - Future sales commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Reportable Segments Member
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 3,559,216
USD/CAD average foreign exchange rate	1.27
Reportable Segments Member | 2022 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 596,587
Reportable Segments Member | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	522,134
Reportable Segments Member | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	601,474
Reportable Segments Member | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	461,486
Reportable Segments Member | 2026 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	289,711
Reportable Segments Member | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	1,087,824
Uranium [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	1,759,257
Uranium [Member] | 2022 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	298,355
Uranium [Member] | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	273,739
Uranium [Member] | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	332,247
Uranium [Member] | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	219,546
Uranium [Member] | 2026 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	108,004
Uranium [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	527,366
Fuel Services [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	1,799,959
Fuel Services [Member] | 2022 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	298,232
Fuel Services [Member] | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	248,395
Fuel Services [Member] | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	269,227
Fuel Services [Member] | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	241,940
Fuel Services [Member] | 2026 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	181,707
Fuel Services [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 560,458